Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	$ 3,955,167	$ (271,245)	$ (25,040,050)	$ 558,594
Statement Line Items [Line Items]
Income (loss) for the period				(226,053)	(226,053)
Other comprehensive income (loss)			(5,223)		(5,223)
Share-based payments charged to operations		81,115			81,115
Income (Loss) for the period				(226,053)	(226,053)
Other comprehensive income (loss)			(5,223)		(5,223)
Balance (in shares) at Sep. 30, 2019	35,529,192
Balance at Sep. 30, 2019	$ 21,914,722	4,036,282	(276,468)	(25,266,103)	408,434
Statement Line Items [Line Items]
Income (loss) for the period				388,619	388,619
Other comprehensive income (loss)			(43,526)		(43,526)
Share-based payments charged to operations		12,750			12,750
Income (Loss) for the period				388,619	388,619
Other comprehensive income (loss)			(43,526)		(43,526)
Balance (in shares) at Dec. 31, 2019	35,529,192
Balance at Dec. 31, 2019	$ 21,914,722	4,049,032	(319,994)	(24,877,484)	766,276
Statement Line Items [Line Items]
Income (loss) for the period				500,803	500,803
Other comprehensive income (loss)			55,356		55,356
Share-based payments charged to operations		20,055			20,055
Income (Loss) for the period				500,803	500,803
Other comprehensive income (loss)			55,356		55,356
Balance (in shares) at Sep. 30, 2020	35,529,192
Balance at Sep. 30, 2020	$ 21,914,722	$ 4,069,087	$ (264,638)	$ (24,376,681)	$ 1,342,490